Provisions (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other provisions [line items]
Balance beginning	₪ 134
Provisions created in the period	100
Provisions used in the period	(8)
Provisions cancelled in the period	(13)
Balance ending	213
Current	175	[1]	₪ 94
Non-current	38	[1]	₪ 40
Customer claims [Member]
Disclosure of other provisions [line items]
Balance beginning	59
Provisions created in the period	84
Provisions used in the period	(6)
Provisions cancelled in the period	(3)
Balance ending	134
Current	134
Non-current
Additional legal claims [Member]
Disclosure of other provisions [line items]
Balance beginning	28
Provisions created in the period	15
Provisions used in the period
Provisions cancelled in the period	(8)
Balance ending	35
Current	35
Non-current
Dismantling and clearing of cellular and other sites [Member]
Disclosure of other provisions [line items]
Balance beginning	47
Provisions created in the period	1
Provisions used in the period	(2)
Provisions cancelled in the period	(2)
Balance ending	44
Current	6
Non-current	₪ 38

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1